Voya VACS Series SC Fund Average Annual Total Returns			12 Months Ended	22 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	3.54%
No Class
Prospectus [Line Items]
Average Annual Return, Percent			8.60%	8.68%
Performance Inception Date		Mar. 03, 2023
No Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.05%	6.19%
No Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.05%	5.58%
No Class | Bloomberg U.S. Securitized MBS/ABS/CMBS Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.46%	3.45%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Bloomberg U.S. Securitized MBS/ABS/CMBS Index to the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Securitized MBS/ABS/CMBS Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.